UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 92.7%
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
Goodyear Tire & Rubber Co., Senior Notes	4.875%	3/15/27	470,000	$479,400

Automobiles - 2.0%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	1,410,993
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	724,105
General Motors Co., Senior Notes	4.875%	10/2/23	430,000	465,053
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	340,690
General Motors Co., Senior Notes	5.200%	4/1/45	490,000	486,767
General Motors Co., Senior Notes	6.750%	4/1/46	1,020,000	1,201,955

Total Automobiles				4,629,563

Hotels, Restaurants & Leisure - 0.5%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	280,000	304,500
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	292,048
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	422,852

Total Hotels, Restaurants & Leisure				1,019,400

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	5.500%	4/1/46	600,000	720,087

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	424,289	(a)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	550,000	568,222	(a)

Total Internet & Direct Marketing Retail				992,511

Media - 7.4%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,200,257
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	206,583
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	484,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	574,054	(a)
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,323,246
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,607,812
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	759,863
Time Warner Cable LLC, Debentures	7.300%	7/1/38	330,000	408,153
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	370,000	429,110
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	1,390,000	1,518,412
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	20,000	23,609
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	200,000	205,632
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	370,000	498,368
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	255,896
UBM PLC, Notes	5.750%	11/3/20	740,000	782,105	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	80,000	77,621
Viacom Inc., Senior Notes	4.375%	3/15/43	110,000	94,838
Viacom Inc., Senior Notes	4.875%	6/15/43	40,000	38,290
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,105,000	(a)
WPP Finance 2010, Senior Notes	5.625%	11/15/43	260,000	302,837

Total Media				16,895,860

Multiline Retail - 0.1%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	300,000	296,882

TOTAL CONSUMER DISCRETIONARY				25,033,703

CONSUMER STAPLES - 2.3%
Beverages - 0.0%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	108,099

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	$625,088
Kroger Co., Senior Notes	4.650%	1/15/48	210,000	208,168

Total Food & Staples Retailing				833,256

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	76,506
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	232,918
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	420,000	457,731

Total Food Products				767,155

Tobacco - 1.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,139,983
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	77,805
BAT Capital Corp., Senior Notes	4.390%	8/15/37	440,000	454,289	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	460,000	477,081	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	688,186
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	664,507
Reynolds American Inc., Senior Notes	5.850%	8/15/45	100,000	121,428

Total Tobacco				3,623,279

TOTAL CONSUMER STAPLES				5,331,789

ENERGY - 14.5%
Energy Equipment & Services - 0.9%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	200,000	169,000
Ensco PLC, Senior Notes	5.200%	3/15/25	790,000	592,500
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,011,632
Pride International Inc., Senior Notes	7.875%	8/15/40	150,000	118,500

Total Energy Equipment & Services				1,891,632

Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	750,000	797,845
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	838,575
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	173,414
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	292,895
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	170,860
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	665,529
Cenovus Energy Inc., Senior Notes	4.250%	4/15/27	100,000	96,713	(a)
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	140,000	132,602	(a)
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	1,980,562
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	641,705
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	21,421
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	437,862
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	1,080,000	1,431,003
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,554,000	1,518,025
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	476,175
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	842,267
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,511,973
Hess Corp., Notes	7.875%	10/1/29	440,000	531,347
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	535,749
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,561,985
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	918,562
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	814,461
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	900,000	1,161,199
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	976,774	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	225,050	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	496,000	(a)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	60,000	61,950	(a)
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	60,000	61,800	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	745,429
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	246,922
Noble Energy Inc., Senior Notes	4.950%	8/15/47	600,000	606,015
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	31,991

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	$586,837
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,095,000
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	841,179
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	82,680
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	624,284
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	760,000	991,603
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	11,285
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	874,541
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	777,667
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,060,000	1,104,240
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,116,220
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,161,075
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	75,330
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	190,180
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	495,461

Total Oil, Gas & Consumable Fuels				31,032,242

TOTAL ENERGY				32,923,874

FINANCIALS - 33.7%
Banks - 17.3%
Banco Mercantil De Norte, Junior Subordinated Notes (10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	431,800	(a)(b)(c)
Bank of America Corp., Junior Subordinated Bonds (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	647,525	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	968,220	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	451,500	(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	990,000	1,022,230
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	3,023,555
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,733,990
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	984,407
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	494,769
Barclays PLC, Subordinated Notes	4.836%	5/9/28	380,000	395,769
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	240,000	263,100	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,870,000	2,113,100	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,471,500	(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,230,625	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,179,220
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	523,853
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,368,527
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	857,942
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	750,000	941,825
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	500,000	557,051	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,627,670	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	852,000	(b)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,556,125	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	759,500	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,023,870
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	930,571

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Bonds ( 7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	620,000	$692,974	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	896,375	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes ( 8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,054,500	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	929,373
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	820,000	969,874
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	477,845	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/2/17	410,000	413,715	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	3,180,000	3,233,937
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	140,000	155,575	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	300,000	320,621
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	436,855
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	310,000	337,535

Total Banks				39,329,423

Capital Markets - 7.5%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,570,000	1,605,086
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	958,005
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,316,851
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	539,837
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,386,096
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	80,057
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,300,000	1,436,228	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,799,261
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,106,209
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	189,734
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	300,000	331,423
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	330,000	391,875

Total Capital Markets				17,140,662

Consumer Finance - 1.9%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	240,000	245,400	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	246,000	(a)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,620,000	1,843,407
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,567,638
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	492,000

Total Consumer Finance				4,394,445

Diversified Financial Services - 1.8%
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	310,000	324,341	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	418,251	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes (Highest of 3 mo. USD LIBOR , 10 year Constant Maturity and 30 year Constant Maturity + 1.550%)	4.340%	12/21/65	800,000	762,000	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	810,000	810,000
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	234,812
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	387,271
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,260,230	(a)

Total Diversified Financial Services				4,196,905

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 4.8%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	$1,130,753
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	870,000	862,423	(a)
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	323,861
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	330,000	340,725	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	330,000	417,863	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,105,364	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	466,387	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,000,000	1,155,000
MetLife Inc., Senior Notes	6.817%	8/15/18	1,300,000	1,362,874
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	882,012	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	1,050,000	1,473,835	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	751,442	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	536,017

Total Insurance				10,808,556

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	810,425	(a)

TOTAL FINANCIALS				76,680,416

HEALTH CARE - 5.2%
Biotechnology - 0.7%
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	290,000	315,201
Celgene Corp., Senior Notes	5.000%	8/15/45	480,000	550,255
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	124,746
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	535,829
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	112,100

Total Biotechnology				1,638,131

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	1,040,000	1,167,284
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	1,110,000	1,170,671
Becton, Dickinson & Co., Senior Notes	4.669%	6/6/47	450,000	470,654

Total Health Care Equipment & Supplies				2,808,609

Health Care Providers & Services - 1.8%
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	801,000	793,791	(b)(d)(e)(f)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	430,000	436,053
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	57,419
HCA Inc., Senior Secured Notes	5.500%	6/15/47	900,000	932,625
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,041,389
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	473,941
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	257,088

Total Health Care Providers & Services				3,992,306

Pharmaceuticals - 1.5%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	790,000	852,223
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	844,460
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	210,000	177,679
Wyeth LLC, Notes	5.950%	4/1/37	1,100,000	1,461,445
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	43,825

Total Pharmaceuticals				3,379,632

TOTAL HEALTH CARE				11,818,678

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.4%
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	1,039,469
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	55,746
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	227,765
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,865,771

Total Aerospace & Defense				3,188,751

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	$961,507

Airlines - 1.0%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	382,020	400,644	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	172,431	182,561
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	105,833	110,595
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	527,198	581,235
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	99,232	113,621
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	283,897	311,931
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	457,841	516,811

Total Airlines				2,217,398

Commercial Services & Supplies - 0.4%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	235,764
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	732,370

Total Commercial Services & Supplies				968,134

Construction & Engineering - 0.1%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	180,000	198,733

Industrial Conglomerates - 1.3%
General Electric Co., Junior Subordinated Bonds (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,307,000	1,382,153	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	1,018,000	1,486,982
General Electric Co., Subordinated Notes	5.300%	2/11/21	130,000	144,146

Total Industrial Conglomerates				3,013,281

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	410,772

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	100,000	98,250	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	582,488

Total Road & Rail				680,738

TOTAL INDUSTRIALS				11,639,314

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	885,000	990,141
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	479,983
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	392,750

Total Communications Equipment				1,862,874

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	260,841
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	72,541

Total Semiconductors & Semiconductor Equipment				333,382

Software - 1.5%
Microsoft Corp., Senior Notes	3.750%	2/12/45	670,000	682,406
Microsoft Corp., Senior Notes	4.250%	2/6/47	2,540,000	2,807,186

Total Software				3,489,592

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	$1,065,173	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	660,000	650,762	(a)

Total Technology Hardware, Storage & Peripherals				1,715,935

TOTAL INFORMATION TECHNOLOGY				7,401,783

MATERIALS - 3.5%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	5.500%	12/8/41	130,000	163,005

Metals & Mining - 3.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	441,000	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	1,200,000	1,317,000
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,200,000	1,387,163
BHP Billiton Finance USA Ltd., Subordinated Notes (USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	780,000	906,750	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	140,000	140,350
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	32,000	32,800
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	98,625
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	950,000	1,034,313
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,218,125
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	140,000	142,269

Total Metals & Mining				7,718,395

Paper & Forest Products - 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	50,000	53,187

TOTAL MATERIALS				7,934,587

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Uniti Group Inc./CSL Capital LLC, Senior Secured Notes	6.000%	4/15/23	90,000	90,450	(a)
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	340,000	348,389

Total Equity Real Estate Investment Trusts (REITs)				438,839

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	641,728

TOTAL REAL ESTATE				1,080,567

TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 6.3%
AT&T Inc., Global Notes	5.600%	5/15/18	1,500,000	1,541,311
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	363,436
AT&T Inc., Senior Notes	4.900%	8/14/37	310,000	314,153
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	282,894
AT&T Inc., Senior Notes	4.750%	5/15/46	60,000	57,729
AT&T Inc., Senior Notes	5.450%	3/1/47	360,000	379,984
AT&T Inc., Senior Notes	4.500%	3/9/48	642,000	596,426
British Telecommunications PLC, Bonds	9.125%	12/15/30	2,000,000	3,101,348
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,530,000
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,130,000	1,065,364
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	465,596
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	185,921
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,130,000	1,226,315
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,752,984
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	398,000	393,272

Total Diversified Telecommunication Services				14,256,733

Wireless Telecommunication Services - 0.8%
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	360,000	389,250	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	751,400
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	137,416
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	557,170

Total Wireless Telecommunication Services				1,835,236

TOTAL TELECOMMUNICATION SERVICES				16,091,969

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 6.6%
Electric Utilities - 5.2%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	1,000,000		$1,309,419
Berkshire Hathaway Energy Co., Senior Notes	5.750%	4/1/18	1,000,000		1,023,129
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000		605,876
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000		612,887
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000		827,400
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000		4,114,566
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000		491,354
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,800,000		1,314,000
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	600,000		642,397
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000		856,320

Total Electric Utilities					11,797,348

Gas Utilities - 0.9%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000		2,058,706

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000		1,262,250

TOTAL UTILITIES					15,118,304

TOTAL CORPORATE BONDS & NOTES (Cost - $188,126,062)					211,054,984

MUNICIPAL BONDS - 0.4%
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		278,320

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000		583,805

TOTAL MUNICIPAL BONDS (Cost - $861,554)					862,125

SOVEREIGN BONDS - 3.9%
Argentina - 3.2%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		2,229,150	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000		1,292,160	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	6,230,000	ARS	358,646
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	26.250%	6/21/20	8,960,000	ARS	555,629	(b)
Republic of Argentina, Bonds	18.200%	10/3/21	650,000	ARS	38,548
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,840,000		2,061,720
Republic of Argentina, Senior Notes	6.875%	1/26/27	700,000		755,300

Total Argentina					7,291,153

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	431,000		487,030

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	980,000		1,078,000	(a)

TOTAL SOVEREIGN BONDS (Cost - $8,299,850)					8,856,183

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Bonds	3.000%	5/15/47	290,000	$306,420
U.S. Treasury Notes	2.250%	8/15/27	650,000	657,452

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $936,017)				963,872

			SHARES
PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Consumer Finance - 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.100%		85,800	2,241,096	(b)

Diversified Financial Services - 0.1%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	7.681%		13,450	364,226	(b)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	4.505%		9,325	194,077	(b)(d)

TOTAL PREFERRED STOCKS (Cost - $2,645,949)				2,799,399

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $200,869,432)				224,536,563

SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $486,102)	0.934%		486,102	486,102

TOTAL INVESTMENTS - 98.8% (Cost - $201,355,534)				225,022,665
Other Assets in Excess of Liabilities - 1.2%				2,725,089

TOTAL NET ASSETS - 100.0%				$227,747,754

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Restricted security (See Note 2).

Abbreviations used in this schedule:

GO	— General Obligation
LIBOR	— London Interbank Offered Rate
ARS	— Argentine Peso

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	108	12/17	$12,772,749	$12,798,000	$25,251
U.S. Treasury Ultra Long-Term Bonds	36	12/17	6,026,179	6,086,250	60,071

					85,322

Contracts to Sell:
U.S. Treasury 10-Year Notes	20	12/17	2,531,013	2,539,688	(8,675)
U.S. Treasury Long-Term Bonds	99	12/17	15,364,014	15,453,281	(89,267)

					(97,942)

Net unrealized depreciation on open futures contracts					$(12,620)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,010,000	USD	2,315,777	Barclays Bank PLC	10/19/17	$82,659
USD	1,243,607	EUR	1,050,000	Goldman Sachs Group Inc.	10/19/17	(9,307)
USD	1,156,805	EUR	960,000	Goldman Sachs Group Inc.	10/19/17	11,283

Total						$84,635

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
$2,192,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(9,298)	$(14,608)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	$856,423	3/20/19	0.21%	1.000% quarterly	$(10,485)	$(7,044)	$(3,441)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.28 Index	$6,570,000	6/20/22	5.000% quarterly	$(476,351)	$(425,826)	$(50,525)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$11,024,887	$793,791	$11,818,678
Other Corporate Bonds & Notes	—	199,236,306	—	199,236,306
Municipal Bonds	—	862,125	—	862,125
Sovereign Bonds	—	8,856,183	—	8,856,183
U.S. Government & Agency Obligations	—	963,872	—	963,872
Preferred Stocks:
Financials	$2,605,322	—	194,077	2,799,399

Total Long-Term Investments	2,605,322	220,943,373	987,868	224,536,563

Short-Term Investments†	486,102	—	—	486,102

Total Investments	3,091,424	220,943,373	987,868	225,022,665

Other Financial Instruments:
Futures Contracts	85,322	—	—	85,322
Forward Foreign Currency Contracts	—	93,942	—	93,942

Total Other Financial Instruments	85,322	93,942	—	179,264

Total	$3,176,746	$221,037,315	$987,868	$225,201,929

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$97,942	—	—	$97,942
Forward Foreign Currency Contracts	—	$9,307	—	9,307
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	50,525	—	50,525
Centrally Cleared Interest Rate Swaps	—	14,608	—	14,608
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	10,485	—	10,485

Total	$97,942	$84,925	—	$182,867

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Fair Value at August 31, 2017	Value per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$801,000	6/17	$793,216	$793,791	$99.10	0.35%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017